CONDENSED STATEMENTS OF OPERATIONS (June 30, 2011) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Oil and gas sales	$ 250,590	$ 0	$ 347,530	$ 0
Operating expenses:
Production expenses	11,352	0	16,975	0
Production taxes	27,573	0	37,003	0
General and administrative	489,109	339,530	857,986	339,530
Depletion of oil and gas properties	68,382	0	104,530	0
Accretion of discount on asset retirement obligations	146	0	266	0
Depreciation and amortization	2,960	619	6,082	619
Total operating expenses	599,522	340,149	1,022,842	340,149
Net operating loss	(348,932)	(340,149)	(675,312)	(340,149)
Other income (expense):
Interest income	256	2,056	1,412	2,056
Interest (expense)	(25,490)	(8,540)	(25,490)	(8,540)
Loss on disposal of equipment	(1,061)	0	(1,061)	0
Indemnification expenses	(97,986)	0	(97,986)	0
Total other income (expense)	(124,281)	(6,484)	(123,125)	(6,484)
Loss before provision for income taxes	(473,213)	(346,633)	(798,437)	(346,633)
Provision for income taxes	57,900	0	332,200	0
Net (loss)	$ (415,313)	$ (346,633)	$ (466,237)	$ (346,633)
Weighted average number of common shares outstanding - basic and fully diluted (in Shares)	40,505,760	21,292,333	39,180,194	21,292,333
Net (loss) per share - basic and fully diluted (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.02)